Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 1,431,317	$ 224,605	¥ 1,895,308	¥ 94,235
Restricted cash		7,795	1,223	29,898	¥ 4,009
Accounts receivable (net of allowances of RMB12,665 and RMB23,983 (US$3,676) as of December 31, 2019 and 2020, respectively)		92,197	14,468	88,218
Contract assets		42,391	6,652	22,534
Amounts due from related parities		0	0	212
Inventories, net		123,210	19,335	68,021
Prepayments and other current assets		60,279	9,460	57,329
Total current assets		1,820,946	285,748	2,523,652
Property and equipment, net		325,438	51,068	111,481
Intangible assets, net		5,150	808	3,457
Other non-current assets		45,136	7,083	23,021
Total non-current assets		457,641	71,814	139,376
TOTAL ASSETS		2,278,587	357,562	2,663,028
Accounts payable		63,080	9,899	35,482
Deferred revenue		142,871	22,420	74,402
Capital lease obligations, current		0	0	4,816
Customer deposits		972	153	1,120
Short-term borrowings		2,370	372	7,370
Current portion of long-term borrowings		0	0	34,695
Total current liabilities		372,184	58,406	241,533
Deferred government grant		0	0	263
Total non-current liabilities		61,092	9,587	491
TOTAL LIABILITIES		433,276	67,993	242,024
Other non-current liabilities		11,776	1,848	228
Non-current portion of operating lease liabilities		49,316	7,739	0
Current portion of operating lease liabilities		34,999	5,492	0
Operating right-of-use assets		81,007	12,712	0
VIE and VIE's subsidiaries
Table Text Block Supplement [Abstract]
Cash and cash equivalents		185,850	29,164	149,736
Restricted cash		0	0	263
Accounts receivable (net of allowances of RMB12,665 and RMB23,983 (US$3,676) as of December 31, 2019 and 2020, respectively)		92,197	14,467	88,217
Contract assets		42,391	6,652	22,534
Amounts due from related parities		0	0	212
Inter-company receivables	[1]	75,560	11,857	8,432
Inventories, net		119,257	18,714	61,374
Prepayments and other current assets		40,957	6,427	17,548
Total current assets		556,212	87,281	348,316
Property and equipment, net		42,623	6,688	32,342
Intangible assets, net		633	100	77
Other non-current assets		8,346	1,310	5,797
Total non-current assets		103,232	16,200	38,216
TOTAL ASSETS		659,444	103,481	386,532
Accounts payable		27,102	4,253	26,871
Deferred revenue		133,489	20,947	74,402
Inter-company payables	[1]	897,633	140,858	495,526
Capital lease obligations, current		0	0	4,816
Accrued liabilities and other current liabilities		89,976	14,117	54,271
Customer deposits		972	153	1,120
Short-term borrowings		2,370	372	7,370
Current portion of long-term borrowings		0	0	266
Total current liabilities		1,177,234	184,732	664,642
Deferred government grant		0	0	263
Total non-current liabilities		38,232	6,000	263
TOTAL LIABILITIES		1,215,466	190,732	664,905
Other non-current liabilities		8,563	1,344	0
Non-current portion of operating lease liabilities		29,669	4,656	0
Current portion of operating lease liabilities		25,692	4,032	0
Operating right-of-use assets		¥ 51,630	$ 8,102	¥ 0

[1]	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.